Santander Group - Banco Popular Acquisition (Details) - EUR (€)	Jun. 07, 2017	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Sep. 08, 2017	Jul. 06, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Fidelity Bonds, market value		€ 565,000,000	€ 525,000,000	€ 525,000,000	€ 686,000,000
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid							€ 1	€ 681,000,000
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Cash and balances with central banks	€ 1,861,000,000
Financial assets available-for-sale	18,974,000,000
Deposits from credit institutions	2,971,000,000
Loans and receivables - Loans and advances to customers	82,057,000,000							315,000,000
Investments	1,815,000,000
Intangible assets	133,000,000
Tax assets	3,945,000,000
Non-current assets held for sale	6,531,000,000
Other assets	6,259,000,000
Total assets	124,546,000,000
Deposits from central banks	28,845,000,000
Deposits from credit institutions	14,094,000,000
Customer deposits	62,270,000,000
Marketable debt securities and other financial liabilities	12,919,000,000
Provisions	1,816,000,000
Other liabilities	4,850,000,000
Total liabilities	124,794,000,000
Net asset value	(248,000,000)							306,000,000
Goodwill recognised as of acquisition date	248,000,000							€ 375,000,000
Provisional fair value adjustments for loans and receivables	(3,239,000,000)
Provisional fair value adjustments for foreclosed assets	(3,806,000,000)
Provisional fair value adjustments for intangible assets	(2,469,000,000)
Provisional fair value adjustments for deferred tax assets	(1,711,000,000)
Expected cost	€ 680,000,000
Fidelity Bonds, market value						€ 535,000,000